Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Mutual funds
Fair Value of Financial Instruments
Unrealized loss on equity securities	$ 300	$ 0	$ 0
Fair Value, Recurring
Assets
Total assets at fair value on a recurring basis	75,250
Liabilities
Total liabilities at fair value on a recurring basis	5,370	26,229		$ 4,957
Fair Value, Recurring | Public Warrants
Liabilities
Warrants	3,588	17,525		3,312
Fair Value, Recurring | Private Warrants
Liabilities
Warrants	1,782	8,704		1,645
Fair Value, Recurring | Mutual funds
Assets
Mutual funds	75,250
Fair Value, Recurring | Level 1
Assets
Total assets at fair value on a recurring basis	75,250
Liabilities
Total liabilities at fair value on a recurring basis	3,588	17,525		3,312
Fair Value, Recurring | Level 1 | Public Warrants
Liabilities
Warrants	3,588	17,525		3,312
Fair Value, Recurring | Level 1 | Mutual funds
Assets
Mutual funds	75,250
Fair Value, Recurring | Level 2
Liabilities
Total liabilities at fair value on a recurring basis	1,782	8,704		1,645
Fair Value, Recurring | Level 2 | Private Warrants
Liabilities
Warrants	$ 1,782	$ 8,704		$ 1,645